Transactions with Related Parties (Details Narrative)	3 Months Ended			6 Months Ended			7 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jun. 26, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Jun. 29, 2020	Dec. 18, 2013
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment				$ 44,623,000		$ 5,563,000
Professional and Contract Services Expense	$ 29,836,000	$ 26,481,000		59,673,000		54,387,000
General and Administrative Expense	6,293,000	6,808,000		10,247,000		11,945,000
Due to Related Parties, Current	0			0					$ 32,150,000
Assets Held-for-sale, Not Part of Disposal Group	83,006,000			83,006,000					0
Due from Related Parties, Current	2,039,000			2,039,000					16,688,000
Navios Holdings
Related Party Transaction [Line Items]
Due from Related Parties	16,697,000			16,697,000					14,658,000
Other Regulatory Assets (Liabilities) [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment				3,654,000		5,563,000			18,207,000
Navios Europe I
Related Party Transaction [Line Items]
Number of vessels acquired											10
Navios Europe II
Related Party Transaction [Line Items]
Number of vessels acquired								14
Payments to Acquire Property, Plant, and Equipment								$ 145,550,000
Due from Related Parties	0			0					44,908,000
Assets Held-for-sale, Not Part of Disposal Group	1,845,000			1,845,000
Loans and Leases Receivable, Related Parties									20,662,000
Interest Receivable, Noncurrent									7,558,000
Due from Related Parties, Current									$ 16,688,000
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	57,500,000			$ 57,500,000				$ 43,500,000
Line of Credit Facility, Increase (Decrease), Net			$ 14,000,000
LR1 Product Tanker Vessel | Navios Europe I
Related Party Transaction [Line Items]
Number of vessels acquired									2
MR1 Product Tanker Vessel | Navios Europe I
Related Party Transaction [Line Items]
Number of vessels acquired									3
Containers | Navios Europe II
Related Party Transaction [Line Items]
Number of vessels acquired										7
Management Agreement
Related Party Transaction [Line Items]
Duration of agreement				two years
Management Agreement | Navios Europe I
Related Party Transaction [Line Items]
Duration of agreement				two years
Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 6,500		$ 6,800
Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							6,500		6,800
Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							7,150		7,230
Management Agreement | LR1 Product Tanker Vessel | Navios Europe I
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings									7,230
Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 9,500		9,700
Management Agreement | Per Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings									$ 50.00
Annual increase in daily management fee									3.00%
Management Agreement | Per Vessel | Navios Europe I
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings									$ 50.00
Management Agreement | Per Vessel | Navios Europe I | After January 2022
Related Party Transaction [Line Items]
Annual increase in daily management fee									3.00%
Management Agreement | MR1 Product Tanker Vessel | Navios Europe I
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings									$ 6,800
Management Agreement | Container Vessel of 1500 TEU up to 1999 TEU | Navios Europe II
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 5,300
Management Agreement | Container Vessel of 2000 TEU up to 3450 TEU | Navios Europe II
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 6,100
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
General and Administrative Expense	$ 2,985,000	$ 2,761,000		$ 5,987,000		$ 5,626,000
Administrative services agreement with the Manager | LR1 Product Tanker Vessel | Navios Europe I
Related Party Transaction [Line Items]
Number of vessels acquired									2
Administrative services agreement with the Manager | MR1 Product Tanker Vessel | Navios Europe I
Related Party Transaction [Line Items]
Number of vessels acquired									3
Administrative services agreement with the Manager | Containers | Navios Europe II
Related Party Transaction [Line Items]
Number of vessels acquired										7